Reserve for RSUs	6 Months Ended
Dec. 31, 2024
Reserve For Rsus
Reserve for RSUs

14.	Reserve for RSUs

On January 30, 2023, the Company granted 470,000 RSUs to various directors. 70,000 of these RSUs vest on January 30, 2024, with the remainder to vest at various stages pending conditions of certain milestones. The grant date fair value attributable to these 70,000 RSUs was $209,422, of which $nil was recorded as stock-based compensation in connection with the vesting of these RSUs during the six months ended December 31, 2024 (2023 - $90,490).

The other RSUs with the Put Right Option which vest at various stages pending conditions of certain milestones are classified under other liabilities on the consolidated statements of financial position (see Note 11 for details).

On July 17, 2023, the Company granted 200,000 RSUs to an officer. The RSUs will vest at various stages depending on the Company’s volume weighted average price exceeding certain thresholds. The grant date fair value attributable to these RSUs was $1,340,272. As no vesting conditions were met, no stock-based compensation was recorded on these RSUs during the six months ended December 31, 2024 (2023 - $nil).

As at December 31, 2024, the Company had 440,000 RSUs outstanding (June 30, 2024 – 440,000 RSUs outstanding).